Related Party Transactions - Additional Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Principal amount		$ 17,819,220,000
Number of Warrants Outstanding	[1]	9,196,627
Cue Health, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Purcahses made from related party		$ 0	$ 1,000,000
Outstanding common stock owned by director, percentage		9.60%
Cue Health, Inc. [Member] | COVID-19 Test Cartridges [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount on subscription arrangement		14.00%
Cue Health, Inc. [Member] | COVID-19 Test Readers [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount on subscription arrangement		20.00%
ACME II [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount		$ 5,100,000
Number of Warrants Outstanding		2,212,768
Chris C. Kemp [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount		$ 2,000,000
Number of Warrants Outstanding		866,337
Adam London [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount		$ 1,000,000
Number of Warrants Outstanding		433,168

[1]	The initial purchase price of the Convertible Notes, Company Warrants and Original Warrants for each of the investors was as follows: Investor Convertible Notes Company Warrants Original Warrants JMCM Holdings LLC $ 9,691,730 $ 1,023,044 $ 6,005,975 SherpaVentures Fund II, LP 5,127,490 276,596 — Founders: Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021 2,000,000 108,292 — Adam London 1,000,000 54,146 — Total Convertible Notes and Warrants $ 17,819,220 $ 1,462,078 $ 6,005,975